Debt Arrangements (Details) - Schedule of debt - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022
Schedule of Debt [Abstract]
Total debt	$ 53,979	$ 117,106
Less: debt, current	(53,979)	(115,106)
Total debt, noncurrent		2,000
Convertible Notes Payable [Member]
Schedule of Debt [Abstract]
Total debt		89,663
Term Loans [Member]
Schedule of Debt [Abstract]
Total debt	53,979	25,443
Paycheck Protection Program [Member]
Schedule of Debt [Abstract]
Total debt		$ 2,000